Financial instruments - Maturity analysis for financial liabilities (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 999,790	$ 924,659
Accrued compensation and employee-related liabilities	1,165,903	1,100,566
Borrowings	2,688,308	3,100,321
Clients’ funds obligations	504,515	493,638
Financial liabilities	6,011,388	6,267,360
Accounts payable and accrued liabilities, contractual cash flows	999,790	924,659
Accrued compensation and employee related liabilities, contractual cash flows	1,165,903	1,100,566
Clients' funds obligations, contractual cash flows	504,515	493,638
Financial liabilities, contractual cash flows	6,325,522	6,581,969
2014 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings		473,808
Borrowings, contractual cash flows		492,722
2021 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	1,342,758	1,342,714
Borrowings, contractual cash flows	1,462,053	1,488,774
2021 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	597,212	596,550
Borrowings, contractual cash flows	650,400	663,000
2024 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	746,144
Borrowings, contractual cash flows	879,191
Unsecured committed term loan credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings		676,886
Borrowings, contractual cash flows		687,419
Lease liabilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities	620,095	641,963
Lease liabilities, undiscounted cash flows	697,298	722,284
Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	2,194	10,363
Borrowings, contractual cash flows	2,312	10,448
Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	23,277	4,030
Derivative financial liabilities, contractual cash flows	744,758	328,455
Derivative financial assets, contractual cash flows	(758,162)	(331,954)
Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	9,500	2,183
Derivative financial liabilities, contractual cash flows	1,496,435	93,311
Derivative financial assets, contractual cash flows	(1,518,971)	(91,353)
Less than one year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	999,790	924,659
Accrued compensation and employee related liabilities, contractual cash flows	1,165,903	1,100,566
Clients' funds obligations, contractual cash flows	504,515	493,638
Financial liabilities, contractual cash flows	2,908,049	3,969,359
Less than one year | 2014 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows		492,722
Less than one year | 2021 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	24,191	24,233
Less than one year | 2021 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	12,600	12,600
Less than one year | 2024 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	30,623
Less than one year | Unsecured committed term loan credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows		687,419
Less than one year | Lease liabilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities, undiscounted cash flows	173,061	221,877
Less than one year | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	1,028	8,353
Less than one year | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	186,439	155,450
Derivative financial assets, contractual cash flows	(175,510)	(154,116)
Less than one year | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	26,090	93,311
Derivative financial assets, contractual cash flows	(40,681)	(91,353)
Between one and three years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Clients' funds obligations, contractual cash flows	0	0
Financial liabilities, contractual cash flows	1,439,068	1,121,407
Between one and three years | 2014 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows		0
Between one and three years | 2021 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	847,526	860,746
Between one and three years | 2021 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	25,200	25,200
Between one and three years | 2024 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	361,245
Between one and three years | Unsecured committed term loan credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows		0
Between one and three years | Lease liabilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities, undiscounted cash flows	254,475	238,009
Between one and three years | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	823	1,328
Between one and three years | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	545,077	163,091
Derivative financial assets, contractual cash flows	(568,052)	(166,967)
Between one and three years | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	353,834	0
Derivative financial assets, contractual cash flows	(381,060)	0
Between three and five years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Clients' funds obligations, contractual cash flows	0	0
Financial liabilities, contractual cash flows	1,309,237	788,877
Between three and five years | 2014 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows		0
Between three and five years | 2021 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	24,868	24,910
Between three and five years | 2021 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	612,600	625,200
Between three and five years | 2024 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	487,323
Between three and five years | Unsecured committed term loan credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows		0
Between three and five years | Lease liabilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities, undiscounted cash flows	166,326	139,275
Between three and five years | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	197	449
Between three and five years | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	13,242	9,914
Derivative financial assets, contractual cash flows	(14,600)	(10,871)
Between three and five years | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	1,116,511	0
Derivative financial assets, contractual cash flows	(1,097,230)	0
Beyond five years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Clients' funds obligations, contractual cash flows	0	0
Financial liabilities, contractual cash flows	669,168	702,326
Beyond five years | 2014 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows		0
Beyond five years | 2021 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	565,468	578,885
Beyond five years | 2021 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0	0
Beyond five years | 2024 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0
Beyond five years | Unsecured committed term loan credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows		0
Beyond five years | Lease liabilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities, undiscounted cash flows	103,436	123,123
Beyond five years | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	264	318
Beyond five years | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	0	0
Derivative financial assets, contractual cash flows	0	0
Beyond five years | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	0	0
Derivative financial assets, contractual cash flows	$ 0	$ 0